UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coldstream Capital Management, Inc.
Address: One -100th Avenue NE, Suite 102
         Bellevue, Washington 98004

13F File Number:  28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert D. Frazier
Title:     Chief Investment Officer
Phone:     425-283-1600

Signature, Place, and Date of Signing:

     /s/  Robert D. Frazier     Bellevue, WA     August 8, 2012



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     114

Form13F Information Table Value Total:     $149,572 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1469    16392 SH       SOLE                    16392
A V Homes, Inc.                COM              00234p102      251    17207 SH       SOLE                    17207
ABB Ltd                        COM              000375204      224    13725 SH       SOLE                     1515             12210
AT&T                           COM              00206R102      806    22595 SH       SOLE                    22595
Abbott Labs                    COM              002824100     2818    43706 SH       SOLE                    43706
Aflac, Inc.                    COM              001055102     1194    28024 SH       SOLE                    28024
Albany Molecular Research      COM              012423109       86    33715 SH       SOLE                    33715
Altria Group                   COM              02209s103     2893    83725 SH       SOLE                    83725
American Electric Technologies COM              025576109       72    17010 SH       SOLE                    17010
Ameriprise Financial           COM              03076c106     1241    23750 SH       SOLE                    23750
Amgen                          COM              031162100      337     4618 SH       SOLE                     4618
Apple Computer                 COM              037833100     3596     6157 SH       SOLE                     6157
Arcos Dorados Holdings Inc Cla COM              g0457f107      363    24555 SH       SOLE                     2710             21845
Arris Group                    COM              04269Q100      202    14507 SH       SOLE                     4041             10466
Astro-Med Inc New              COM              04638F108      121    15245 SH       SOLE                    15245
Atlantic Richfield             COM              008273104      210    41740 SH       SOLE                    41740
Authentec Inc                  COM              052660107       61    13985 SH       SOLE                    13985
Baidu.com, Inc - ADS           COM              056752108      320     2785 SH       SOLE                      630              2155
Ballantyne Strong Inc          COM              058516105      252    42150 SH       SOLE                    42150
Baxter Int'l                   COM              071813109     1199    22564 SH       SOLE                    22564
Becton Dickinson               COM              075887109     1338    17896 SH       SOLE                    17896
Berkshire Hathaway Cl A        COM              084670108     1249     1000 SH       SOLE                     1000
Berkshire Hathaway Cl B        COM              084670702      342     4100 SH       SOLE                     4100
Blackrock, Inc.                COM              09247x101     1169     6885 SH       SOLE                     6885
Boeing Co                      COM              097023105     1498    20159 SH       SOLE                    20159
Bristol-Myers Squibb Co        COM              110122108      258     7182 SH       SOLE                     7182
CSP Inc                        COM              126389105       84    21105 SH       SOLE                    21105
Callaway Golf Co               COM              131193104      107    18035 SH       SOLE                    18035
Canadian National Railway Co.  COM              136375102      321     3800 SH       SOLE                      420              3380
Cardinal Health                COM              14149Y108     1255    29870 SH       SOLE                    29870
Caterpillar                    COM              149123101     1466    17261 SH       SOLE                    17261
Chevron Corp                   COM              166764100     3500    33172 SH       SOLE                    33172
CoBiz Financial Inc.           COM              190897108      144    23071 SH       SOLE                    23071
Coca-Cola                      COM              191216100     1962    25090 SH       SOLE                    25090
Coca-Cola Enterprises Inc.     COM              19122t109      239     8535 SH       SOLE                      960              7575
Coca-Cola Femsa, S.A. - Sp Adr COM              191241108      273     2085 SH       SOLE                      230              1855
Colgate-Palmolive              COM              194162103     2142    20579 SH       SOLE                    20579
ConocoPhillips                 COM              20825C104     1747    31272 SH       SOLE                    31272
Core Laboratories              COM              N22717107      523     4510 SH       SOLE                      405              4105
Cowen Group Inc New Cl A       COM              223622101      229    86105 SH       SOLE                    86105
Crown Crafts Inc               COM              228309100      161    29060 SH       SOLE                    29060
Deere & Co                     COM              244199105     1275    15766 SH       SOLE                    15766
Edgewater Technology           COM              280358102      227    58440 SH       SOLE                    58440
Exxon Mobil Corp               COM              30231G102     2276    26601 SH       SOLE                    26601
Facebook                       COM              30303m102      368    11839 SH       SOLE                    11824                15
Finavera Renewables, Inc.      COM              31771g106        5    29352 SH       SOLE                    29352
Forest City Ent CL A           COM              345550107      146    10000 SH       SOLE                    10000
Gaiam                          COM              36268Q103      109    27885 SH       SOLE                    27885
General Electric               COM              369604103     2542   121984 SH       SOLE                   121984
Glacier Bancorp New            COM              37637Q105      998    64555 SH       SOLE                    63390              1165
Google, Inc.                   COM              38259P508      259      447 SH       SOLE                      447
H. J. Heinz Co                 COM              423074103     1261    23182 SH       SOLE                    23182
Heelys, Inc.                   COM              42279M107       96    50270 SH       SOLE                    50270
Hexcel Corp                    COM              428291108      209     8110 SH       SOLE                      367              7743
Honeywell Int'l                COM              438516106     1322    23680 SH       SOLE                    23680
Imation Corp                   COM              45245A107      222    37580 SH       SOLE                    37580
Infosys Technologies           COM              456788108      202     4480 SH       SOLE                      495              3985
Int'l Business Machines        COM              459200101     2453    12541 SH       SOLE                    12541
Intel Corp                     COM              458140100     2345    88007 SH       SOLE                    88007
Johnson and Johnson            COM              478160104     1610    23824 SH       SOLE                    23824
KKR & Company LP               COM              48248M102      260    20200 SH       SOLE                    20200
Kraft Foods, Inc.              COM              50075N104      744    19270 SH       SOLE                    19270
Landec Corp                    COM              514766104      246    28780 SH       SOLE                    28780
Lazard Ltd Shs A               COM              G54050102      235     9030 SH       SOLE                     1000              8030
Leep Inc                       COM              50184Q105        6   952790 SH       SOLE                   952790
Life Time Fitness              COM              53217R207      202     4345 SH       SOLE                     1430              2915
Market Leader Inc              COM              57056R103      487    95845 SH       SOLE                    95845
McCormick & Company            COM              579780206     1534    25300 SH       SOLE                    25300
McDonald's Corp                COM              580135101     2061    23283 SH       SOLE                    23283
Medical Prop Trst, IN          COM              58463j304      119    12384 SH       SOLE                     2796              9588
Medtronic, Inc.                COM              585055106     1622    41892 SH       SOLE                    41892
Microsoft Corp                 COM              594918104    59673  1950736 SH       SOLE                  1950736
Mitcham Industries             COM              606501104      379    22325 SH       SOLE                    22325
Myrexis, Inc.                  COM              62856h107       87    33361 SH       SOLE                    33361
Norfolk Southern Corp          COM              655844108     1998    27841 SH       SOLE                    27841
Novo Nordisk A/S               COM              670100205      412     2835 SH       SOLE                      315              2520
ORBCOMM, Inc.                  COM              68555P100      130    39945 SH       SOLE                    39945
Orion Energy Systems, Inc      COM              686275108      245   111590 SH       SOLE                   111590
PC-Tel                         COM              69325q105      274    42295 SH       SOLE                    42295
Pepsico                        COM              713448108     1776    25141 SH       SOLE                    25141
Perceptron, Inc.               COM              71361F100      255    46350 SH       SOLE                    46350
Pervasive Software Inc.        COM              715710109      511    68300 SH       SOLE                    68300
Philip Morris Int'l            COM              718172109     3853    44157 SH       SOLE                    44157
Phillips 66                    COM              718546104      531    15968 SH       SOLE                    15968
Pixelworks                     COM              72581M107       24    10000 SH       SOLE                    10000
Potash Corp of Saskatchewan    COM              73755L107      406     9300 SH       SOLE                     1560              7740
Procter & Gamble Co            COM              742718109     1391    22713 SH       SOLE                    22713
Protective Life Corp.          COM              743674103      211     7179 SH       SOLE                     4037              3142
Raymond James Financial        COM              754730109      207     6057 SH       SOLE                     1177              4880
Red Lion Hotels Corp.          COM              756764106      170    19600 SH       SOLE                    19600
Rentech, Inc.                  COM              760112102      189    91693 SH       SOLE                    91693
Rosetta Stone, Inc.            COM              777780107      145    10510 SH       SOLE                    10510
Savient Pharmaceuticals        COM              80517q100       15    28320 SH       SOLE                    28320
Sigma Designs, Inc.            COM              826565103      141    22090 SH       SOLE                    22090
Stanley Black & Decker, Inc.   COM              854502101     1147    17819 SH       SOLE                    17819
Staples                        COM              855030102     1120    85823 SH       SOLE                    85823
Starbucks Corp                 COM              855244109      987    18508 SH       SOLE                    18508
Steel Dynamics                 COM              858119100     1002    85494 SH       SOLE                    85494
Symmetry Medical               COM              871546206      107    12450 SH       SOLE                    12450
Taiwan Semiconductor Mfg. ADS  COM              874039100      387    27704 SH       SOLE                     3154             24550
Target                         COM              87612E106     1816    31211 SH       SOLE                    31211
Team Inc.                      COM              878155100      297     9515 SH       SOLE                     9515
The Blackstone Group           COM              09253u108     1045    79988 SH       SOLE                    79988
USX-Marathon Group             COM              565849106     1073    41944 SH       SOLE                    41944
United Technologies            COM              913017109     1228    16260 SH       SOLE                    16260
Verizon Communications         COM              92343V104      212     4764 SH       SOLE                     4764
Versar Inc                     COM              925297103      195    64870 SH       SOLE                    64870
Vical, Inc.                    COM              925602104      260    72145 SH       SOLE                    72145
Wal-Mart Stores, Inc.          COM              931142103      250     3589 SH       SOLE                     3589
Waste Management, Inc.         COM              94106L109      499    14928 SH       SOLE                    14928
White Energy Co. Ltd           COM              q9763g104       58   181160 SH       SOLE                   181160
XO Communications              COM              983772104      201    22610 SH       SOLE                    22610
Xilinx                         COM              983919101     1299    38706 SH       SOLE                    38706
Barclays iPath S&P 500 Dynamic ETF              06741l609     3820    67097 SH       SOLE                    67097
Eaton Vance Enhanced Equity In ETF              278277108     1752   164965 SH       SOLE                   164965
Eaton Vance Tax-Advantaged Glo ETF              27828U106      199    11052 SH       SOLE                    11052
Eaton Vance Tax-Managed Global ETF              27829F108      801    96514 SH       SOLE                    96514
Energy Select Sector SPDR      ETF              81369y506      422     6352 SH       SOLE                     6352
GreenHaven Continuous Commodit ETF              395258106    14951   527186 SH       SOLE                   527186
Industrial Select Sector SPDR  ETF              81369Y704      755    21155 SH       SOLE                    21155
Invesco Municipal Income Opp T ETF              46133a100      119    14912 SH       SOLE                    14912
Investo Van Kampen Municipal T ETF              46131J103      190    12625 SH       SOLE                    12625
Lazard Global Total Return & I ETF              52106W103      250    17713 SH       SOLE                    17713
MKT Vect Gold Miners           ETF              57060U100     2122    47407 SH       SOLE                    47407
MS Emerging Markets Domestic D ETF              617477104     2723   173440 SH       SOLE                   173440
Pimco ETF Tr 1-5 US TIP Index  ETF              72201r205     3837    71918 SH       SOLE                    71918
PowerShares Intl Dividend Achi ETF              73935X716     9875   676363 SH       SOLE                   676363
PowerShares QQQ Trust Unit Ser ETF              73935A104      358     5584 SH       SOLE                     5584
SPDR Gold Trust                ETF              78463v107     3642    23467 SH       SOLE                    23467
SPDR Nuveen S&P High Yield Mun ETF              78464A284      369     6579 SH       SOLE                     6579
SPDR S&P 500 ETF Tr Series-1   ETF              78462F103     3754    27582 SH       SOLE                    27582
SPDR S&P Dividend ETF          ETF              78464a763      907    16306 SH       SOLE                    16306
SPDR S&P Midcap 400 ETF Trust  ETF              78467y107      298     1737 SH       SOLE                     1737
Tortoise Energy Infrastructure ETF              89147L100      600    15039 SH       SOLE                    14764               275
Tortoise Pwr & Energy Infra    ETF              89147X104      425    17054 SH       SOLE                    17054
Vanguard Dividend Appreciation ETF              921908844    15887   280244 SH       SOLE                   280244
Vanguard Emerging Mkts Stock I ETF              922042858    10543   264031 SH       SOLE                   264031
Vanguard FTSE All-World Ex-US  ETF              922042775     6674   162856 SH       SOLE                   162856
Vanguard Growth ETF            ETF              922908736    12182   179124 SH       SOLE                   179124
Vanguard Index Fds Ext Mkt VIP ETF              922908652     4336    76850 SH       SOLE                    76850
Vanguard REIT Vipers           ETF              922908553     6462    98768 SH       SOLE                    98768
Vanguard Small-Cap ETF         ETF              922908751      986    12967 SH       SOLE                    12967
iShares DJ US Telecom          ETF              464287713      215     9590 SH       SOLE                     9590
iShares Lehman 1-3 Yr Treasury ETF              464287457     2428    28776 SH       SOLE                    28776
iShares Lehman US Tst Inflatio ETF              464287176     1233    10300 SH       SOLE                    10300
iShares MSCI Australia         ETF              464286103      272    12432 SH       SOLE                    12432
iShares MSCI Canada            ETF              464286509      219     8472 SH       SOLE                     8472
iShares MSCI EAFE Index        ETF              464287465      661    13230 SH       SOLE                    13230
iShares MSCI Emerging Markets  ETF              464287234     2038    52085 SH       SOLE                    52085
iShares Russell 1000 Growth In ETF              464287614     1951    30852 SH       SOLE                    30852
iShares Russell Midcap Index F ETF              464287499     7847    74479 SH       SOLE                    74479
iShares S&P 500 Index Fund     ETF              464287200      598     4374 SH       SOLE                     4374
iShares S&P Midcap 400 Index F ETF              464287507     1579    16766 SH       SOLE                    16766